TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
TRADE RECEIVABLES
Summary of trade receivables

	As of December 31,
Current Trade receivables	2018	2017
Ordinary receivables	19,910	3,242
Contractual asset IFRS 15 (Note 3.u)	62	—
Companies under section 33 - Law No. 19,550 and related parties (Note 27.c)	92	59
Allowance for doubtful accounts	(2,649)	(713)
	17,415	2,588
Non-current trade receivables
Ordinary receivables	38	—
Contractual asset IFRS 15 (Note 3.u)	23	—
	61	—
Total trade receivables, net	17,476	2,588

Schedule of movements in the allowance for doubtful accounts

	Years ended December 31,
	2018	2017
At the beginning of the fiscal year	(713)	(512)
IFRS 9 retained earnings adjustment (Note 3.v)	(245)	—
Additions - Bad debt expenses	(3,527)	(901)
Uses and Currency translation adjustments	1,836	700
At the end of the year	(2,649)	(713)